Significant Accounting Policies - Additional Information (Details) - USD ($)		3 Months Ended	6 Months Ended
	Dec. 15, 2020	Mar. 31, 2021	Dec. 31, 2020
Significant Accounting Policies [Line Items]
Number of warrants exercised		0	0
Federal depository insurance coverage amount		$ 250,000	$ 250,000
Issuance costs related to warrant liability			$ 607,898
Number of shares previously classified in permanent equity			1,603,979
Accrued interest and penalties related to unrecognized tax liabilities		0	$ 0
Investments and cash held in Trust Account		$ 345,022,332	$ 345,008,625
Redemption percentage of public shares of common stock if business combination not completed		100.00%	100.00%
Business combination		the Company does not complete the Business Combination within 24months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date	the Company does not complete the Business Combination within 24 months from the IPO Closing Date; or (iii) the redemption of 100% of the public shares of common stock if the Company is unable to complete a Business Combination within 24 months from the IPO Closing Date,
Dissolution expenses, maximum allowed		$ 100,000	$ 100,000
Current liabilities		48,141,857	18,690,703
Working capital		47,129,281	17,159,683
Maximum
Significant Accounting Policies [Line Items]
Threshold net tangible assets		$ 5,000,001	$ 5,000,001
Threshold period to complete business combination from closing of public offering		24 months	24 months
Number of days to redeem public shares of common stock if business combination not completed		10 days	10 days
Initial Public Offering
Significant Accounting Policies [Line Items]
Offering costs			$ 19,258,050
Issuance costs related to warrant liability			$ 607,898
Sale of common stock (in shares)	34,500,000		34,500,000
Initial Public Offering | Class A Common Stock
Significant Accounting Policies [Line Items]
Sale of common stock (in shares)		34,500,000	34,500,000
Warrants
Significant Accounting Policies [Line Items]
Potential common shares for outstanding warrants to purchase stock were excluded from diluted earnings		11,350,000	11,350,000
Common Stock
Significant Accounting Policies [Line Items]
Number of warrants sold		11,350,000	11,350,000
Share price		$ 11.50	$ 11.50